RBC FUNDS TRUST

RBC Small Cap Core Fund (the “Fund”)

Supplement dated June 24, 2024 to the Fund’s prospectus (the “Prospectus”), summary prospectus (the “Summary Prospectus”), and Statement of Additional Information (the “SAI”), each dated January 29, 2024, as may be supplemented from time to time.

This Supplement provides additional information beyond that contained in the Prospectus, Summary Prospectus, and SAI and should be read in conjunction with the Prospectus, Summary Prospectus, and SAI.

The portfolio manager information in the section titled “Portfolio Managers” on page 17 of the Prospectus and on page 5 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Lance F. James, Managing Director and Senior Equity Portfolio Manager of the Advisor, has been the lead portfolio manager of the Fund from 1991 to 2024, and co-manager of the Fund since 2024.

•	Murphy O’Flaherty, Senior Portfolio Manager of the Advisor, has been a co-manager of the Fund since 2024.

The following information is hereby added to the list of the Fund’s portfolio managers in the section titled “Portfolio Managers” on page 43 of the Fund’s Prospectus:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Murphy O’Flaherty	Senior Portfolio Manager	Co-manager since June 2024	29 years	MBA Duke University, BA Yale University	Senior Portfolio Manager at the Advisor since 2024; Portfolio Manager and Senior Equity Analyst at the Advisor since 2015.

The following information hereby replaces the information regarding Murphy O’Flaherty in the section titled “Other Accounts Managed” on page 67 of the Fund’s SAI:

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Murphy O’Flaherty[1]	Enterprise Fund, Microcap Value Fund, Small Cap Core Fund	Pooled	3	$365,197,282	0	$0
		Separate Accounts	1	$3,759,053	0	0
		Registered Inv. Co.	0	0	0	0
1.	Information provided as of May 31, 2024

The following information is hereby added to the list of the Fund’s portfolio managers in the section titled “Portfolio Managers’ Beneficial Ownership of Funds” on page 70 of the Fund’s SAI:

RBC Small Cap Core Fund	Dollar Range of Fund Shares Beneficially Owned
Murphy O’Flaherty[1]	$0
1.	Information provided as of June 14, 2024

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE